Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Summary of Balances of Assets and Liabilities Held for Sale

Assets:
Accounts Receivable	$1,715
Inventories	4,679
Prepaid Expenses	239
Property, Plant and Equipment, net	193
Total Assets Held for Sale	$6,826

Liabilities:
Employee Compensation and Benefits	$338
Other Current Liabilities	116
Total Liabilities Held for Sale	$454